Risk and Capital Management - Summary of Assessing Minimum Capital Requirements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 891,300	R$ 818,072
Credit risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	784,730	714,969
Currency, commodities, and ratios [Member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	25,002	30,270
Operational risk [member]
Disclosure Of Regulatory Capital Resources [Line Items]
Risk weighted assets	R$ 81,568	R$ 72,833